Summary of Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment assets
Total assets	$ 8,892,172	$ 8,114,424
Dialysis and related lab services
Segment assets
Total assets	8,588,671	7,862,882
Other-Ancillary services and strategic initiatives
Segment assets
Total assets	276,176	225,624
Equity investments
Segment assets
Total assets	$ 27,325	$ 25,918